Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 62,403,759	₩ 59,091,403
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		58,227,147	55,086,692
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,961,045	4,248,448
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		13,449,550	13,997,922
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		9,618,302	9,356,842
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		627,275	583,590
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,625,297	1,860,195
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		13,386,212	12,451,709
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		7,042,045	6,369,854
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,591,822	2,806,485
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	[1]	3,925,599	3,411,647
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,375,315	1,736,459
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,182,829	1,627,020
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		12,962	1,697
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		179,524	107,742
Exclude other instruments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		60,602,462	56,823,151
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		62,403,759	59,091,403
Loans at FVTPL
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		1,683,344	2,016,801
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		34,262	63,112
Gold and silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 83,691	₩ 188,339

[1]	As of December 31, 2020 and 2021, restricted reserve for claims of customers’ deposits (trusts) are W1,907,210 million and W2,080,626 million, respectively.